Share-based payments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based payments

25. Share-based payments

The charge for share-based payments under IFRS 2 arises across the following schemes:

	Year ended December 31,
	2016	2017	2018
	(in £)
2015 Plan	6,185,067	2,441,671	805,738
Mereo BioPharma Group plc Share Option Plan	—	586,291	1,064,217
Long Term Incentive Plan	133,601	298,287	319,338
Deferred Bonus Share Plan	175,350	325,649	—

	6,494,018	3,651,898	2,189,293

The 2015 Plan

Under the Mereo BioPharma Group Limited Share Option Plan (the “2015 Plan”), the Group, at its discretion, granted share options to employees, including executive management, and NEDs. Share options vest over four years for executive management and employees and over three years for NEDs. There are no performance conditions attached to the options issued under the Option Plan. The fair value of share options granted was estimated at the date of grant using a Black Scholes pricing model, taking into account the terms and conditions upon which the share options were granted. The fair value calculation does not include any allowance for dividends as the Company has no available profits for distribution.

The exercise price of the share options will be equal to the market price of the underlying shares on the date of grant, less a discount agreed with the Group’s institutional investors. The contractual term of the share options is ten years.

Of the £6,185,067 expense recognized under the option plan for employee services received during 2016, £298,836 is an accelerated charge relating to 500,000 options which were cancelled on June 9, 2016.

No share options were issued during the year under the 2015 Share Plan.

Movements during the year

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2015 Plan during the year:

	2016		2017		2018
	Number	WAEP £	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	8,964,394	1.29	9,198,655	1.32	9,124,610	1.32
Granted during the year	1,316,117	1.49	—	—	—	—
Cancelled during the year	(500,000)	1.29	—	—	—	—
Forfeited during the year	(581,856)	1.29	(74,045)	1.29	(46,255)	1.29
Exercised during the year	—	—	—	—	(95,222)	1.29

Outstanding at December 31	9,198,655	1.32	9,124,610	1.32	8,983,133	1.32

Exercisable at December 31	3,115,337	1.29	5,655,676	1.31	8,007,029	1.31

The weighted average remaining contractual life for the share options outstanding as at December 31, 2018 was 6.6 years (2017: 7.6 years; 2016: 8.3 years).

The weighted average fair value of options granted during 2016 was £1.29. There were no options granted in 2017.

Options outstanding at the end of the year had an exercise price of between £1.29 and £2.21.

The following tables list the weighted average inputs to the models used for the fair value of share options granted during the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31
	2016	2017	2018
	(in £)
Expected volatility (%)	56	—	—
Risk-free interest rate (%)	1.48-2.07	—	—
Expected life of share options (years)	10	—	—
Market price of ordinary shares (£)	1.84-2.21	—	—
Model used	Black Schloes	—	—

Since there is no historical data in relation to the expected life of the share options the contractual life of the options was used in calculating the expense for the year.

Volatility was estimated by reference to the share price volatility of a group of comparable companies over a retrospective year equal to the expected life of the share options.

The Mereo BioPharma Group plc Share Option Plan

The Mereo BioPharma Group plc Share Option Plan (“Share Option Plan”) provides for the grant of options to acquire our ordinary shares to employees, executive directors and executive officers. Options may be granted to all eligible employees on commencement of employment and may be granted on a periodic basis after that. Under the Share Option Plan, our Board of directors may determine if the vesting of an option will be subject to the satisfaction of a performance condition. With regard to an option which is subject to satisfaction of a performance condition, the option will normally vest on the later of: (i) the date on which our Board of directors determines that the performance condition has been satisfied; and (ii) the third anniversary of the date of grant. With regard to an option which is not subject to the satisfaction of a performance condition, the option will normally vest on the third anniversary of the date of grant, or such other date determined by our Board of directors and notified to the participant. Once an option has vested, it may be exercised during the period ending on the tenth anniversary of the date of grant, after which time it will lapse. The exercise price of an option may not be less than the greater of: (i) the market value of a share on the date of grant; or (ii) if the shares are to be subscribed, the nominal value of a share. Options are not currently subject to performance conditions other than continued service with us and typically vest on the third anniversary of the date of grant, after which they remain exercisable generally until the tenth anniversary of the grant date. Our Board of directors may determine that an option be settled in cash or by net exercise of the option.

Movements during the year

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2016		2017		2018
	Number	WAEP £	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	—	—	—	—	1,578,188	3.05
Granted during the year	—	—	1,193,188	3.05	388,000	3.14
Cancelled during the year	—	—	—	—	—	—
Forfeited during the year	—	—	(15,000)	3.03	(84,633)	3.03
Outstanding at December 31	—	—	1,578,188	3.05	1,881,555	3.10

Exercisable at December 31	—	—	—	—	—	—

The weighted average remaining contractual life for the share options outstanding as at December 31, 2018 was 8.6 years (2017: 9.4 years).

The weighted average fair value of options granted during the year was £2.29 (2017: £1.85).

Options outstanding at the end of the year had an exercise price of between £2.76 and £3.23.

The following tables list the weighted average inputs to the models used for the fair value of share options granted during the years ended December 31:

	Year ended December 31
	2016	2017	2018
	(in £)
Expected volatility (%)	—	49-51	65-67
Risk-free interest rate (%)	—	1.06-1.33	1.39-1.53
Expected life of share options (years)	—	10	10
Market price of ordinary shares (£)	—	3.03-3.23	2.76-3.25
Model used	—	Black Scholes	Black Scholes

Since there is no historical data in relation to the expected life of the share options, the contractual life of the options was used in calculating the expense for the year.

Volatility was estimated by reference to the share price volatility of a group of comparable companies over a retrospective period equal to the expected life of the share options.

Long Term Incentive Plan

Under the Company’s Long Term Incentive Plan (“LTIP”), initiated in 2016, the Group, at its discretion, may grant nil-cost options to acquire shares to employees. Under the LTIP rules, vesting of 75% of the options issued to employees is subject to a share price performance condition (the “Share Price Element”) and vesting of 25% of the options is subject to achievement of strategic operational targets (the “Strategic Element”). Share options vest over a maximum of five years, dependent upon achievement of these targets.

The fair value of the LTIP Share Price Element is estimated at the date of grant using a Monte Carlo pricing model, taking into account the terms and conditions upon which the share options were granted.

The fair value of the LTIP Strategic Element is estimated at the date of grant using a Black Scholes pricing model, taking into account the terms and conditions upon which the share options were granted, and the expense recorded is based upon the expected level of achievement of strategic targets.

The fair value calculations do not include any allowance for dividends as the Company has no available profits for distribution.

The contractual term of the LTIP options is five years.

The expense recognized for employee services received during the year to December 31, 2018 was £319,338 (2017: £298,287).

Movements during the year

The following table illustrates the number of, and movements in, LTIP options during the year:

	2016 Number	2017 Number	2018 Number
Granted during the year	1,199,658	185,950	—
Cancelled during the year	—	—	—
Forfeited during the year	(234,162)	—	—
Outstanding at December 31	965,496	1,151,446	1,151,446

Exercisable at December 31	—	—	—

The weighted average remaining contractual life for the LTIP options outstanding as at December 31, 2018 was 1.8 years (2017: 2.9 years; 2016: 3.7 years).

The weighted average fair value of LTIP options granted during the year to December 31, 2018 was £nil (2017: £1.99; 2016: £1.21).

The following tables list the weighted average inputs to the models used for the fair value of LTIP options granted during the years ended December 31:

LTIP Share Price Element

	Year ended December 31
	2016	2017	2018
Expected volatility (%)	48.9	51.7	—
Risk-free interest rate (%)	0.48-0.74	0.17-0.39	—
Expected life of share options (years)	3-5	3-5	—
Market price of ordinary shares (£)	2.21	3.03	—
Model used	Monte Carlo	Monte Carlo	—

LTIP Strategic Element

	Year ended December 31
	2016	2017	2018
Expected volatility (%)	48.9	51.7	—
Risk-free interest rate (%)	0.74	0.39	—
Expected life of share options (years)	5	5	—
Market price of ordinary shares (£)	2.21	3.03	—
Model used	Black Scholes	Black Scholes	—

Since there is no historical data in relation to the expected life of the LTIP options, the contractual life of the options has been used in calculating the expense for the year.

Volatility is estimated by reference to the share price volatility of a group of comparable companies over a retrospective period equal to the expected life of the LTIP options.

Deferred Bonus Share Plan

Under the previous terms of the Company’s Deferred Bonus Share Plan (DBSP), 30% of the annual bonus for 2017 for the senior management team was payable in deferred shares, which are governed by the DBSP plan rules. At the date of grant of the awards, the monetary bonus amount will be divided by the closing share price to give the number of shares issued to the employee under the DBSP. The number of shares is fixed and not subject to adjustment between the issue date and vesting date. Under the DBSP, awards vest after three years from the date of the award. There are no further performance conditions attached to the award, nor any service conditions (including no requirement for continued employment once the awards have been made). The plan does allow for adjustment of awards in the event of a material misstatement of Mereo’s accounts or fraud or misconduct on the part of an individual. The plan also allows for adjustment of awards in the event there was an error in calculating the vesting of the awards. Since the awards are issued at nil cost they will be satisfied by the issue of shares from the Employee Benefit Trust.

The following table illustrates the number of, and movements in, DBSP options during the year:

	2016 Number	2017 Number	2018 Number
Outstanding at January 1	—	62,180	163,000
Awarded during the year	62,180	100,820	—
Granted during the year	—	—	—
Outstanding at December 31	62,180	163,000	163,000

Exercisable at December 31	—	—	—

The weighted average remaining contractual life for the DBSP options outstanding as at December 31, 2018 was 2.6 years (2017: 3.6 years; 2016: 4 years).

The weighted average fair value of DBSP options granted during the year was £nil (2017: £3.23; 2016: £2.80).

On January 18, 2019 the Board approved an amendment to the terms of the Deferred Bonus Share Plan and the terms were amended such that in the event that the Board decides to award a bonus to eligible participants in respect of performance for any given financial year, 30% of the bonus (after deduction of income tax and employee’s National Insurance contributions) must be used to purchase ordinary shares in the Company within 12 months. Following a purchase, the relevant ordinary shares must be held for a period of at least two years. Bonus awards made in respect of 2018 were awarded under these revised terms.

The Mereo 2019 Equity Incentive Plan (The 2019 EIP)

On April 4, 2019 the Company established The Mereo 2019 Equity Incentive Plan. Under the plan it is anticipated that market value options will be granted to executives and other employees with a four-year vesting period and no performance conditions. No grants have been made under this plan as at the date of this report. The plan provides a framework for the grant of market value options and/or restricted stock unit awards to officers of the Company (or of any subsidiary).

The Mereo 2019 NED Equity Incentive Plan (The 2019 NED EIP)

On April 4, 2019 the Company established The Mereo 2019 NED Equity Incentive Plan. Under the plan it is anticipated that market value options will be granted to non-executive directors with no performance conditions. Options to existing non-executive directors will be granted with a one-year vesting period and options to newly appointed non-executive directors will be granted with a three-year vesting period. No grants have been made under this plan as at the date of this report. The plan provides a framework for a range of different types of share related awards (including market value options, share appreciation rights, restricted stock and restricted stock units).

Deferred equity consideration

In October 2017, our wholly owned subsidiary Mereo BioPharma 4 Limited entered into an exclusive license and option agreement (the “License Agreement”), to obtain from AstraZeneca an exclusive worldwide, sub-licensable license under AstraZeneca’s intellectual property rights relating to MPH-966, with an option to acquire such intellectual property rights following commencement of a pivotal trial and payment of related milestone payments (the “Option”), together with the acquisition of certain related assets.

Under the agreement with AstraZeneca, the Company may issue up to 1,349,693 ordinary shares which are dependent on achieving certain milestones.

In respect of milestones that are probable, the Group has accounted for, but not yet issued, 429,448 ordinary shares which have been measured at fair value, being £3.10, giving a total of £1,331,288.